Warrants - Additional Information (Details)		12 Months Ended
	Mar. 12, 2020 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Warrants And Rights Note Disclosure [Abstract]
Asset purchase agreement date	Aug. 27, 2015
Issuance of shares, Shares | shares	114,726
Issuance of ordinary par value	$ 0.00001
Exercise price of warrants	$ 0.06
Aggregate cash consideration from issuance of ordinary shares		$ 9,297	£ 7,211
Warrants outstanding | $		$ 0